ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Supplement dated January 5, 2011,
 to the Prospectus dated April 30, 2010 and supplemented June 1, July 1, October 18, and November 15, 2010

This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

1.   Effective January 1, 2011, Canyon Chan is added as back-up portfolio manager to the AZL Franklin Templeton Founding Strategy Plus Fund (Templeton Global Bond Strategy).

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The second paragraph on page 28 in the “Management” section under “Templeton Global Bond Strategy” is deleted and replaced with the following:

The portfolio managers for the Templeton Global Bond Strategy are:  Michael Hasenstab, Ph.D., Senior Vice President, Portfolio Manager, since inception and Canyon Chan, CFA, Back-up Portfolio Manager, since January 2011.

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The following paragraph is added to the “Fund Management” section under “Templeton Global Bond Strategy” on page 115:

Canyon Chan, CFA, has been with Franklin Advisers, Inc., since 1991 and joined Franklin Templeton Fixed Income Group’s international bond department in 2007.  He is a senior vice president and portfolio manager, and has 19 years of industry experience.  As part of the global bond portfolio management team, he focuses on portfolio structuring, derivatives/quantitative strategies and risk budgeting/management.

AZLPRO-005-0410

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Supplement dated January 5, 2011,
 to the Prospectus dated April 30, 2010 and supplemented June 1, July 1, October 18, and November 15, 2010

This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

1.   Effective January 1, 2011, Canyon Chan is added as back-up portfolio manager to the AZL Franklin Templeton Founding Strategy Plus Fund (Templeton Global Bond Strategy).

*   *   *   *   *

The second paragraph on page 28 in the “Management” section under “Templeton Global Bond Strategy” is deleted and replaced with the following:

The portfolio managers for the Templeton Global Bond Strategy are:  Michael Hasenstab, Ph.D., Senior Vice President, Portfolio Manager, since inception and Canyon Chan, CFA, Back-up Portfolio Manager, since January 2011.

*   *   *   *   *

The following paragraph is added to the “Fund Management” section under “Templeton Global Bond Strategy” on page 115:

Canyon Chan, CFA, has been with Franklin Advisers, Inc., since 1991 and joined Franklin Templeton Fixed Income Group’s international bond department in 2007.  He is a senior vice president and portfolio manager, and has 19 years of industry experience.  As part of the global bond portfolio management team, he focuses on portfolio structuring, derivatives/quantitative strategies and risk budgeting/management.

2.   Effective January 17, 2011, the AZL Russell 1000 Growth Index Fund and AZL Russell 1000 Value Index Fund (together known as the “Russell Funds”) will be made available as investment options in a variable annuity offered through Allianz Life Insurance Company of North America.  Disclosure related to the Russell Funds is added to the prospectus for the Allianz Variable Insurance Products Trust, as follows.

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The following are added to the “Fund Summaries” section:

AZL Russell 1000 Growth Index Fund

Investment Objective

The Fund seeks to match the total return of the Russell 1000 Growth Index.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The Fund is offered exclusively as an investment option for certain Contracts.  The table below reflects only Fund expenses and does not reflect Contract fees and expenses.  Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.44%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.15%
Total Annual Fund Operating Expenses	0.84%
(1)	Other Expenses are based on estimated amounts for the current fiscal year.

AZLPRO-006-0410   Page 1 of 6

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions.  It does not reflect any Contract fees.  If Contract fees were included, the costs shown would be higher.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$86	$268

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  The Fund commenced operations April 30, 2010; therefore, portfolio turnover is not presented.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The Fund normally invests in all stocks in the Russell 1000® Growth Index (the “Index”) in proportion to their weighting in the Index.  The subadviser attempts to have a correlation between the Fund’s performance and that of the Index of at least 0.95 before expenses.  A correlation of 1.00 would mean that the Fund and the Index were perfectly correlated.

The Index is an unmanaged index composed of companies on the Russell 1000® Index which exhibit higher price-to-book ratios and higher forecasted growth values.  The Russell 1000® Index is itself composed of approximately 1,000 of the largest securities on the Russell 3000® Index, based on a combination of their market cap and current index membership.  The Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment.  The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.

In seeking to match the performance of the Index, the subadviser uses a passive management approach and purchases all or a representative sample of the stocks comprising the Index.  The subadviser also may use stock index futures as a substitute for the sale or purchase of securities.  Because the Fund has expenses, performance will tend to be slightly lower than that of the target benchmark.

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund.  You may lose money by investing in the Fund.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject.  As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

•	Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

•
Growth Stocks Risk  Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole.  Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.

•
Index Fund Risk  The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance.  In addition, factors such as Fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.

•	Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.

•
Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

•
Real Estate Investments Risk  The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.

AZLPRO-006-0410   Page 2 of 6

Performance Information

Performance information is not presented because the Fund has not had a full calendar year of operations.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.

BlackRock Investment Management, LLC serves as the subadviser to the Fund.

The portfolio managers for the Fund, since inception, are:  Debra Jelilian, Managing Director, and Edward Corallo, Managing Director.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 87 in this prospectus.

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AZL Russell 1000 Value Index Fund

Investment Objective

The Fund seeks to match the total return of the Russell 1000 Value Index.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The Fund is offered exclusively as an investment option for certain Contracts.  The table below reflects only Fund expenses and does not reflect Contract fees and expenses.  Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.44%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.15%
Total Annual Fund Operating Expenses	0.84%
(1)	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions.  It does not reflect any Contract fees.  If Contract fees were included, the costs shown would be higher.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$86	$268

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  The Fund commenced operations April 30, 2010; therefore, portfolio turnover is not presented.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The Fund normally invests in all stocks in the Russell 1000® Value Index (the “Index”) in proportion to their weighting in the Index.  The subadviser attempts to have a correlation between the Fund’s performance and that of the Index of at least 0.95 before expenses.  A correlation of 1.00 would mean that the Fund and the Index were perfectly correlated.

AZLPRO-006-0410   Page 3 of 6

The Index is an unmanaged index composed of companies on the Russell 1000® Index which exhibit lower price-to-book ratios and lower expected growth values.  The Russell 1000® Index is itself composed of approximately 1,000 of the largest securities on the Russell 3000® Index, based on a combination of their market cap and current index membership.  The Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment.  The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

In seeking to match the performance of the Index, the subadviser uses a passive management approach and purchases all or a representative sample of the stocks comprising the Index.  The subadviser also may use stock index futures as a substitute for the sale or purchase of securities.  Because the Fund has expenses, performance will tend to be slightly lower than that of the target benchmark.

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund.  You may lose money by investing in the Fund.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject.  As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

•	Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

•
Value Stocks Risk  Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations.  Value stocks may lose favor with investors, or their valuations may not improve as anticipated.

•
Index Fund Risk  The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance.  In addition, factors such as Fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.

•	Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.

•
Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

•
Real Estate Investments Risk  The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.

Performance Information

Performance information is not presented because the Fund has not had a full calendar year of operations.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.

BlackRock Investment Management, LLC serves as the subadviser to the Fund.

The portfolio managers for the Fund, since inception, are:  Debra Jelilian, Managing Director, and Edward Corallo, Managing Director.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 87 in this prospectus.

*   *   *   *   *

The following information concerning the Russell Funds is added to the chart on page 90:

Fund	subadviser
AZL Russell 1000 Growth Index Fund	BlackRock Investment Management, LLC (affiliated with BlackRock Capital Management, Inc., and BlackRock Institutional Management Corporation)
AZL Russell 1000 Value Index Fund	BlackRock Investment Management, LLC (affiliated with BlackRock Capital Management, Inc., and BlackRock Institutional Management Corporation)

*   *   *   *   *

AZLPRO-006-0410   Page 4 of 6

The following information concerning the Russell Funds is added to the chart on page 92:

Name of Fund	Operating Expense Limitation (through April 30, 2011)
	Class 1	Class 2
Russell 1000 Growth Index Fund	N/A	0.84%
Russell 1000 Value Index Fund	N/A	0.84%

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The AZL Russell 1000 Growth Index Fund and the AZL Russell 1000 Value Index Fund are added to the entry for BlackRock Investment Management, LLC in the chart on page 110.

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The information concerning the AZL S&P 500 Index Fund and AZL Small Cap Stock Index Fund on page 117 is deleted and replaced with the following:

AZL Russell 1000 Growth Index Fund, AZL Russell 1000 Value Index Fund, AZL S&P 500 Index Fund and AZL Small Cap Stock Index Fund

The Funds are managed by Debra L. Jelilian a member of BlackRock Investment’s Quantitative Index Management Team, and she is responsible for the day-to-day management of each Fund’s portfolio including setting each Fund’s overall investment strategy and overseeing the management of each of the Fund’s portfolio.  Ms. Jelilian is a Director of BlackRock Investment, which she joined in 2006.  Prior to joining BlackRock Investment, Ms. Jelilian was a Director of Fund Asset Management, L.P. from 1999 to 2006.  Ms. Jelilian has 13 years’ experience in investing and in managing index investments.

Edward Corallo is member of BlackRock's Institutional Index Equity Team, and is Managing Director of BlackRock.  Mr. Corallo's service with the firm dates back to 1997, including his years with Barclays Global Investors (BGI), which merged with BlackRock in 2009.  At BGI, he was head of the Institutional Indexing Group.  He started his career at BGI in 1997 as manager of the Financial Planning and Analysis Group in the Controller's Office and made the transition to portfolio management in 1999.  Prior to joining BGI, he was a finance manager at California Federal Bank.  Mr. Corallo earned a BS degree in finance from San Diego State University in 1989, and an MBA degree from the University of San Diego.

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The following information concerning the Russell Funds is added to the chart on page 122:

	Percentage of Average Net Assets for the Period Ended 12/31/09 Before Fee Waivers	Percentage of Average Net Assets for the Period Ended 12/31/09 After Fee Waivers
AZL Russell 1000 Growth Index Fund*	NA	NA
AZL Russell 1000 Value Index Fund*	NA	NA

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The following information concerning the Russell Funds is added to the “Licensing Arrangements” section on page 128:

AZL Russell 1000 Growth Index Fund and AZL Russell 1000 Value Index Fund (the “AZL Russell Index Funds”)

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell® is a trademark of Russell Investment Group.

The AZL Russell Index Funds are not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investments (“Russell”).  Russell is not responsible for and has not reviewed the AZL Russell Index Funds nor any

AZLPRO-006-0410   Page 5 of 6

associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes.  Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.  RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED IN THE RUSSELL INDEXES.  RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES.  RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

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The third paragraph on page 133 is deleted and replaced with the following paragraph:

Financial highlights are not presented for AZL Gateway Fund, AZL Russell 1000 Growth Index Fund and AZL Russell 1000 Value Index Fund because those Funds had not commenced operations as of December 31, 2009.

AZLPRO-006-0410   Page 6 of 6